BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current
Cash	$ 118,873	$ 440,612
GST receivables	9,001	6,385
Note receivable from related parties	163,793	65,814
Prepaid expenses	4,012	0
Total current assets	295,680	512,811
Deposits	133,745	121,870
Office equipment, net	0	0
Oil and gas property interests (unproved)	7,423,966	7,784,848
Total assets	7,853,390	8,419,529
Current
Accounts payable	48,922	1,526
Accrued liabilities	32,387	0
Derivative liability	4,482,926	5,178,906
Total current liabilities	4,564,235	5,180,432
Asset retirement obligation	138,049	139,623
Total liabilities	4,702,284	5,320,055
Stockholders' equity
Preferred stock, no par value, unlimited shares authorized and unissued	0	0
Common stock, no par value, unlimited shares authorized; 89,383,183 and 85,728,506 shares issued and outstanding at December 31, 2014 and 2013, respectively.	0	0
Additional paid-in capital	21,905,643	21,304,071
Accumulated deficit	(18,946,856)	(18,663,755)
Foreign currency translation adjustments	192,319	459,158
Total stockholders' equity	3,151,106	3,099,474
Total Liabilities and Stockholders' Equity	$ 7,853,390	$ 8,419,529